Consolidated Statement of Changes In Stockholders' / Members' Equity (USD $) In Thousands, unless otherwise specified	Total	Common Stock Class A common stock	Common Stock Class B common stock	Members' Equity	Additional Paid-in-Capital	Retained Deficit	Non-controlling interest
Balance at Dec. 31, 2010	$ 284,449			$ 284,449
Increase (Decrease) Stockholders' / members' equity
Stock-compensation expense	1,134			1,134
Net income (loss)	60,326			60,326
Balance at Dec. 31, 2011	345,909			345,909
Increase (Decrease) Stockholders' / members' equity
Issuance of Class C Preferred Units	85,000			85,000
Stock-compensation expense	570			570
Net income (loss)	(3,079)			(3,079)
Balance at Dec. 31, 2012	428,400			428,400
Increase (Decrease) Stockholders' / members' equity
Issuance of common stock	50	13	37
Issuance of common stock (in shares)		12,500	36,836
Proceeds from the sale of common stock	172,431				172,431
Reclassification of members' contributions				(464,037)			464,037
Stock-compensation expense	10,838			10,100	738
Distribution to members	(10,000)			(10,000)
Net income (loss)	22,405			35,537		(2,186)	(10,946)
Balance at Dec. 31, 2013	$ 624,124	$ 13	$ 37		$ 173,169	$ (2,186)	$ 453,091
Balance (in shares/units) at Dec. 31, 2013		12,500	36,836